CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Profit (loss) before tax	$ 12,847	$ (8,492)	$ (12,012)
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation, amortization, impairment of non-current assets	11,216	16,070	15,925
Equity settled share based payments	13,766	11,248	9,251
Fair value loss (gain) on revaluation	(2,345)	(4,990)	930
Gain on disposal from PRV sale	0	0	(21,279)
Loss (gain) on disposal of leases	(3,733)	22	0
Other finance income	(2,176)	(6,843)	(3,663)
Other finance expenses	17,901	9,887	9,069
Share of net losses (gains) in associates using the equity method	(623)	1,758	289
Other	0	0	(1,079)
Operating cash flows before changes in working capital	46,853	18,660	(2,569)
Changes in working capital:
Inventories	(1,288)	(503)	(14,434)
Trade and other receivables	(3,355)	(6,783)	(18,539)
Payables and other current liabilities	14,126	(2,769)	16,228
Provisions	1,187	0	0
Restricted cash	(285)	(17)	(216)
Total changes in working capital	10,385	(10,072)	(16,961)
Interest received	2,069	5,201	2,883
Income taxes received (paid)	(4,599)	(15,584)	(655)
Net cash flows generated from (used in) operating activities	54,708	(1,795)	(17,302)
Capital expenditure for property, plant and equipment	(749)	(790)	(1,437)
Proceeds from PRV sale	0	0	21,279
Investment intangible assets	(6)	(6)	(27)
Disposal of investment designated as at FVOCI	224	2,098	0
Investment accounted for using the equity method	(739)	0	0
Purchases of marketable securities	(2)	(284,314)	(382,014)
Proceeds from sale of marketable securities	85,001	314,630	232,811
Acquisition of a subsidiary, net of cash acquired	(57,476)	0	0
Net cash flows generated from (used in) investing activities	26,252	31,618	(129,388)
Payment of lease liabilities	(4,245)	(4,008)	(4,038)
Interests on lease liabilities	(1,130)	(1,141)	(1,088)
Net proceeds of issued convertible bonds	0	104,539	0
Repurchase of convertible bonds	0	(134,924)	0
Interests on convertible bonds	(5,067)	(4,457)	(4,046)
Acquisition of non-controlling interests	(7,876)	0	0
Exercise of share-based compensation awards	19,813	5,579	8,133
Net cash flows generated from (used in) financing activities	1,495	(34,412)	(1,039)
Increase (decrease) of cash	82,454	(4,589)	(147,729)
Exchange rate effects	7,907	(2,208)	2,128
Cash and cash equivalents at beginning of period	54,944	61,741	207,342
Cash and cash equivalents at end of period	$ 145,305	$ 54,944	$ 61,741